United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 11, 2002

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$78,600,000


List of Other Included Managers:


                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      590    49098 SH       SOLE                    49098
Ace Limited                    COM              G0070K103     1424    48100 SH       SOLE                    48100
Alliance Capital Management LP COM              018548107      427    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      355     5226 SH       SOLE                     5226
American Express               COM              025816109      776    24900 SH       SOLE                    24900
American International Group I COM              026874107      463     8464 SH       SOLE                     8464
BP PLC                         COM              055622104     1180    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      632    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207      811      329 SH       SOLE                      329
Bristol-Myers Squibb           COM              110122108     1180    49600 SH       SOLE                    49600
Broadwing Inc.                 COM              111620100       41    20548 SH       SOLE                    20548
Cablevision NY Group           COM              12686c109      391    43139 SH       SOLE                    43139
Cardinal Health                COM              14149Y108      352     5661 SH       SOLE                     5661
Catalina Marketing             COM              148867104     1078    38400 SH       SOLE                    38400
Catellus Development Corp.     COM              149111106      379    20550 SH       SOLE                    20550
Cendant Corp.                  COM              151313103     1934   179750 SH       SOLE                   179750
Charles Schwab Corp.           COM              808513105     6204   713083 SH       SOLE                   713083
ChevronTexaco Corp.            COM              166751107      831    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     4497   151661 SH       SOLE                   151661
Coca Cola Co.                  COM              191216100      451     9400 SH       SOLE                     9400
Colgate-Palmolive Inc.         COM              194162103      378     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200      419    20100 SH       SOLE                    20100
Commerce Bancorp Inc. NJ       COM              200519106      457    11000 SH       SOLE                    11000
ConAgra Foods Inc.             COM              205887102      248    10000 SH       SOLE                    10000
ConocoPhillips                 COM              20825C104      415     8976 SH       SOLE                     8976
Crescent Real Estate Equities  COM              225756105      428    27250 SH       SOLE                    27250
Duke Energy Corp.              COM              264399106      305    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      431    17506 SH       SOLE                    17506
Eastgroup Properties           COM              277276101      328    13250 SH       SOLE                    13250
Exxon Mobil Corporation        COM              30231G102     1779    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      269     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2975     1000 SH       SOLE                     1000
GATX Corp.                     COM              361448103      320    16175 SH       SOLE                    16175
General Electric               COM              369604103     3616   146698 SH       SOLE                   146698
HSBC Hldg Plc Spnd ADR New     COM              404280406     1220    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      479    52750 SH       SOLE                    52750
Honeywell Intl.                COM              438506107      520    24000 SH       SOLE                    24000
Household International        COM              441815107      277     9800 SH       SOLE                     9800
International Paper            COM              460146103      401    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      954    16338 SH       SOLE                    16338
Johnson & Johnson              COM              478160104     9944   183880 SH       SOLE                   183880
Keyspan Corporation            COM              49337k106      201     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      330    10350 SH       SOLE                    10350
LNR Property Corp.             COM              501940100      204     6125 SH       SOLE                     6125
Level 3 Communications         COM              52729N100      119    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     1538   214242 SH       SOLE                   214242
Loral Space & Commun. Ltd      COM              G56462107       12    43250 SH       SOLE                    43250
Marriott Intl Inc. CL A        COM              571903202      725    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      208    11800 SH       SOLE                    11800
Merck & Co.                    COM              589331107     7317   160070 SH       SOLE                   160070
National Australia Bank        COM              632525408      417     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      376    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802      781    47050 SH       SOLE                    47050
Northern Border Partners       COM              664785102     1397    37900 SH       SOLE                    37900
Philadephia Suburban Corp.     COM              718009608      244    12000 SH       SOLE                    12000
Royal Dutch Petroleum          COM              780257804      840    20900 SH       SOLE                    20900
SBC Communications             COM              78387g103      662    32950 SH       SOLE                    32950
Sun Microsystems Inc.          COM              866810104       38    14800 SH       SOLE                    14800
Suncor Energy Inc.             COM              867229106      203    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104      709    48000 SH       SOLE                    48000
Travelers Property Corp. Class COM              89420G406      138    10183 SH       SOLE                    10183
U.S. Bancorp                   COM              902973304     1459    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      161    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508       90    54575 SH       SOLE                    54575
Unitil Corp.                   COM              913259107      516    19000 SH       SOLE                    19000
Viacom Inc CL B                COM              925524308      370     9134 SH       SOLE                     9134
Vodafone Group PLC ADR F       COM              92857T107      132    10250 SH       SOLE                    10250
W P Carey Diversified          COM              92930Y107     1530    61700 SH       SOLE                    61700
Walt Disney Co.                COM              254687106      501    33100 SH       SOLE                    33100
Waste Management, Inc.         COM              94106L109      944    40500 SH       SOLE                    40500
Wells Fargo & Co.              COM              949746101     2215    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      272    15800 SH       SOLE                    15800
Williams Cos Inc.              COM              969457100       54    23950 SH       SOLE                    23950
Williams Energy Ptnrs LP       COM              969491109     1240    38150 SH       SOLE                    38150
Wyeth                          COM              026609107      687    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105     1281    17424 SH       SOLE                    17424
Partner Re Ltd. 7.9% Series T  PRD              70212C209      297    11600 SH       SOLE                    11600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      232    11600 SH       SOLE                    11600
REPORT SUMMARY		       78 DATA RECORDS	             78600           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED